Fair Value Measurements - Additional Information (Detail) (Level 3, Auction rate securities, AAA credit rating, United States Government guarantee)	Mar. 31, 2011
Level 3 | Auction rate securities | AAA credit rating | United States Government guarantee
Fair Value, Measurement Inputs, Disclosure [Line Items]
Subsidiary's auction rate securities (ARS) holdings, percentage guaranteed by the United States Government	95.00%